CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 1.0%
adidas AG(A)	27	$6,078

Auto Parts & Equipment – 0.7%
Aptiv plc	85	4,188

Automobile Manufacturers – 2.3%
Subaru Corp.(A)(B)	475	9,078
Suzuki Motor Corp.(A)	203	4,844

		13,922

General Merchandise Stores – 0.9%
Dollar Tree, Inc.(C)	69	5,096

Home Improvement Retail – 1.1%
Home Depot, Inc. (The)	36	6,767

Internet & Direct Marketing Retail – 1.4%
Amazon.com, Inc.(C)	4	8,294

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B(C)	—*	—

Leisure Products – 0.0%
Media Group Holdings LLC, Series H(C)(D)(E)(F)	32	—*
Media Group Holdings LLC, Series T(C)(D)(E)(F)	4	—

		—*

Restaurants – 0.8%
Compass Group plc(A)	309	4,822

Total Consumer Discretionary - 8.2%		49,167
Consumer Staples
Distillers & Vintners – 0.8%
Pernod Ricard S.A.(A)	32	4,612

Household Products – 1.0%
Procter & Gamble Co. (The)	57	6,225

Hypermarkets & Super Centers – 2.5%
Wal-Mart Stores, Inc.	135	15,338

Packaged Foods & Meats – 1.0%
Nestle S.A., Registered Shares(A)	56	5,757

Personal Products – 1.1%
Beiersdorf Aktiengesellschaft(A)	66	6,607

Total Consumer Staples - 6.4%		38,539
Energy
Oil & Gas Exploration & Production – 0.5%
Canadian Natural Resources Ltd.	212	2,870

Oil & Gas Refining & Marketing – 1.0%
Reliance Industries Ltd.(A)	404	5,890

Total Energy - 1.5%		8,760
Financials
Consumer Finance – 1.6%
ORIX Corp.(A)	795	9,482

Diversified Banks – 2.0%
BNP Paribas S.A.(A)	146	4,265
Kabushiki Kaisha Mitsubishi Tokyo Financial Group(A)	1,314	4,917
UniCredit S.p.A.(A)	414	3,206

		12,388

Investment Banking & Brokerage – 0.6%
Morgan Stanley	104	3,528

Life & Health Insurance – 2.7%
AIA Group Ltd.(A)	874	7,825
Ping An Insurance (Group) Co. of China Ltd., H Shares(A)	902	8,813

		16,638

Other Diversified Financial Services – 0.9%
Citigroup, Inc.	120	5,039

Thrifts & Mortgage Finance – 0.8%
Housing Development Finance Corp. Ltd.(A)	237	5,115

Total Financials - 8.6%		52,190
Health Care
Biotechnology – 0.6%
Sarepta Therapeutics, Inc.(B)(C)	39	3,834

Health Care Equipment – 2.1%
Koninklijke Philips Electronics N.V., Ordinary Shares(A)	140	5,735
Zimmer Holdings, Inc.	71	7,214

		12,949

Managed Health Care – 0.8%
Anthem, Inc.	21	4,831

Pharmaceuticals – 3.2%
Elanco Animal Health, Inc.(C)	299	6,696
GlaxoSmithKline plc(A)	338	6,352
Merck KGaA(A)	60	6,061

		19,109

Total Health Care - 6.7%		40,723
Industrials
Aerospace & Defense – 2.7%
Airbus SE(A)	110	7,069
Northrop Grumman Corp.	29	8,727

		15,796

Construction & Engineering – 1.6%
Larsen & Toubro Ltd.(A)	348	3,708
Vinci(A)	70	5,747

		9,455

Construction Machinery & Heavy Trucks – 1.1%
Caterpillar, Inc.	59	6,839

Electrical Components & Equipment – 1.0%
Schneider Electric S.A.(A)	68	5,782

Industrial Machinery – 0.7%
Ingersoll-Rand, Inc.(C)	181	4,487

Railroads – 2.1%
Kansas City Southern	40	5,120
Union Pacific Corp.	52	7,337

		12,457

Trading Companies & Distributors – 0.8%
Ferguson plc(A)	81	5,021

Total Industrials - 10.0%		59,837
Information Technology
Application Software – 3.1%
Adobe, Inc.(C)	34	10,840
Intuit, Inc.	35	8,136

		18,976

Data Processing & Outsourced Services – 3.4%
Fiserv, Inc.(C)	94	8,952
Visa, Inc., Class A	71	11,385

		20,337

Electronic Equipment & Instruments – 1.0%
Keyence Corp.(A)	19	5,948

Internet Services & Infrastructure – 0.6%
VeriSign, Inc.(C)	22	3,978

IT Consulting & Other Services – 0.6%
Garter, Inc., Class A(C)	37	3,729

Semiconductor Equipment – 1.3%
ASML Holding N.V., Ordinary Shares(A)	30	7,786

Semiconductors – 4.0%
QUALCOMM, Inc.	97	6,554
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	1,939	17,456

		24,010

Systems Software – 3.1%
Microsoft Corp.	117	18,494

Technology Hardware, Storage & Peripherals – 1.0%
Samsung Electronics Co. Ltd.(A)	160	6,218

Total Information Technology - 18.1%		109,476
Materials
Diversified Metals & Mining – 0.5%
Glencore International plc(A)	1,773	2,683

Gold – 0.8%
Barrick Gold Corp.	268	4,906

Total Materials - 1.3%		7,589
Utilities
Electric Utilities – 1.3%
E.ON AG(A)	744	7,634

Total Utilities - 1.3%		7,634

TOTAL COMMON STOCKS – 62.1%		$373,915
(Cost: $427,263)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
AGNC Investment Corp.:

Call $15.00, Expires 6-19-20, OTC (Ctrpty: Goldman Sachs International)	1,444	144	56
Call $16.00, Expires 6-19-20, OTC (Ctrpty: Goldman Sachs International)	605	61	11
Facebook, Inc., Class A,
Call $225.00, Expires 4-17-20	275	27	1

TOTAL PURCHASED OPTIONS – 0.0%			$68
(Cost: $310)

CORPORATE DEBT SECURITIES		Principal
Communication Services
Cable & Satellite – 0.4%
Altice France Holding S.A.,
10.500%, 5-15-27(G)		$2,383	2,514

Integrated Telecommunication Services – 0.9%
Frontier Communications Corp.:
7.625%, 4-15-24(O)		2,119	530
6.875%, 1-15-25(O)		6,323	1,581
11.000%, 9-15-25(O)		5,680	1,477
9.000%, 8-15-31(O)		2,119	529
West Corp.,
8.500%, 10-15-25(G)		1,500	1,094

			5,211

Total Communication Services - 1.3%			7,725
Consumer Discretionary
Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series D,
0.000%, 10-2-23(H)		3,642	1,430

Total Consumer Discretionary - 0.2%			1,430
Consumer Staples
Food Distributors – 0.0%
Sysco Corp.,
5.650%, 4-1-25		216	225

Tobacco – 0.5%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.),
5.950%, 2-14-49		2,000	2,327
B.A.T. Capital Corp. (GTD by British American Tobacco plc, B.A.T. Netherlands Finance B.V., B.A.T. International Finance B.V. and Reynolds American, Inc.),
4.906%, 4-2-30		647	664

			2,991

Total Consumer Staples - 0.5%			3,216
Energy
Integrated Oil & Gas – 0.9%
Petroleos Mexicanos:
6.490%, 1-23-27(G)		4,223	3,115

6.840%, 1-23-30(G)	2,057	1,488
5.950%, 1-28-31(G)	1,107	761

		5,364

Oil & Gas Exploration & Production – 0.3%
Laredo Petroleum, Inc.:
9.500%, 1-15-25	2,741	1,096
10.125%, 1-15-28	3,064	1,164

		2,260

Oil & Gas Storage & Transportation – 0.9%
Energy Transfer Operating L.P.:
3.750%, 5-15-30	842	660
6.750%, 5-15-68	3,900	2,379
7.125%, 5-15-68	3,900	2,347

		5,386

Total Energy - 2.1%		13,010
Financials
Diversified Banks – 5.0%
Barclays plc:
7.875%, 12-29-49	7,618	6,971
8.000%, 9-15-68	2,013	1,869
ING Groep N.V.,
6.875%, 12-29-49	2,681	2,347
Royal Bank of Scotland Group plc (The),
8.625%, 12-29-49	3,987	3,887
Societe Generale Group,
7.375%, 12-29-49(G)	6,791	6,245
Standard Chartered plc,
7.500%, 12-29-49(G)	3,731	3,640
UniCredit S.p.A.:
5.861%, 6-19-32(G)	3,700	3,347
7.296%, 4-2-34(G)	1,612	1,794

		30,100

Diversified Capital Markets – 1.4%
Credit Suisse Group AG:
6.375%, 2-21-68(G)	1,232	1,081
7.500%, 6-11-68(B)(G)	2,852	2,745
7.125%, 7-29-68	4,855	4,491

		8,317

Life & Health Insurance – 0.1%
AIA Group Ltd.,
3.375%, 4-7-30(G)	540	544

Multi-Line Insurance – 0.7%
Athene Holding Ltd.,
6.150%, 4-3-30	4,313	4,305

Other Diversified Financial Services – 0.2%
Grupo Aval Ltd.,
4.375%, 2-4-30(G)	1,689	1,356

Total Financials - 7.4%		44,622
Health Care
Pharmaceuticals – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.),
2.800%, 7-21-23	2,034	1,856

Total Health Care - 0.3%		1,856
Industrials
Aerospace & Defense – 0.8%
Wolverine Escrow LLC:
8.500%, 11-15-24(G)	2,080	1,659
9.000%, 11-15-26(G)	2,081	1,691
13.125%, 11-15-27(G)	2,081	1,665

		5,015

Airlines – 0.1%
Aerovias de Mexico S.A. de C.V. (GTD by Grupo Aeromexico S.A.B. de C.V.),
7.000%, 2-5-25(B)(G)	2,587	776

Total Industrials - 0.9%		5,791
Information Technology
IT Consulting & Other Services – 0.1%
Atento Luxco 1 S.A.,
6.125%, 8-10-22(G)	744	454

Total Information Technology - 0.1%		454
Materials
Steel – 0.3%
CSN Resources S.A.,
7.625%, 2-13-23(G)	2,960	2,057

Total Materials - 0.3%		2,057

TOTAL CORPORATE DEBT SECURITIES – 13.1%		$80,161
(Cost: $104,270)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 1.4%
Ellington Financial Mortgage Trust, Series 2018-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
5.574%, 10-25-58(G)(I)	1,500	1,484
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
4.800%, 1-25-59(G)(I)	1,061	944
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class F,
6.250%, 11-15-26	806	807
Verus Securitization Trust, Series 2018-3, Class B1 (Mortgage spread to 5-year U.S. Treasury index),
5.694%, 10-25-58(G)(I)	2,100	2,020
Verus Securitization Trust, Series 2019-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
5.311%, 2-25-59(G)(I)	3,432	3,051

		8,306

TOTAL MORTGAGE-BACKED SECURITIES – 1.4%		$8,306
(Cost: $9,117)

OTHER GOVERNMENT SECURITIES(J)
Argentina - 0.7%
Province of Mendoza,
8.375%, 5-19-24	4,362	1,963
Republic of Argentina:
4.625%, 1-11-23	6,531	1,861
5.875%, 1-11-28	2,100	564

		4,388

TOTAL OTHER GOVERNMENT SECURITIES – 0.7%		$4,388
(Cost: $12,562)

LOANS(I)
Communication Services
Integrated Telecommunication Services – 0.7%
West Corp. (3-Month ICE LIBOR plus 400 bps),
5.450%, 10-10-24	6,078	4,533

Total Communication Services - 0.7%		4,533
Consumer Discretionary
Specialty Stores – 0.4%
Staples, Inc.,
0.000%, 4-12-26(K)	633	497
Staples, Inc. (ICE LIBOR plus 500 bps),
6.515%, 4-12-26	2,777	2,180

		2,677

Total Consumer Discretionary - 0.4%		2,677
Energy
Oil & Gas Storage & Transportation – 0.3%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps),
6.620%, 3-1-26	2,818	1,841

Total Energy - 0.3%		1,841
Financials
Property & Casualty Insurance – 1.9%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps),
5.489%, 2-28-25	5,296	4,184
Hub International Ltd. (ICE LIBOR plus 300 bps):
4.387%, 4-25-25	24	22
4.551%, 4-25-25	497	461
USI, Inc. (ICE LIBOR plus 300 bps),
3.989%, 5-16-24	7,267	6,613

		11,280

Total Financials - 1.9%		11,280
Health Care
Health Care Facilities – 0.4%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps),
4.250%, 8-31-24	2,812	2,143

Health Care Services – 0.6%
Heartland Dental LLC (ICE LIBOR plus 375 bps),
4.739%, 4-30-25	2,612	1,994
LifePoint Health, Inc. (ICE LIBOR plus 375 bps),
4.739%, 11-16-25	1,481	1,367

		3,361

Total Health Care - 1.0%		5,504
Information Technology
Application Software – 0.2%
Avaya, Inc. (ICE LIBOR plus 425 bps),
4.955%, 12-15-24	1,369	1,160

Total Information Technology - 0.2%		1,160
Materials
Construction Materials – 0.7%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
5.072%, 5-31-25	5,291	4,107

Total Materials - 0.7%		4,107
TOTAL LOANS – 5.2%		$31,102
(Cost: $38,634)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 1.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
4.500%, 1-15-43(L)	5,654	766
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 615 bps),
5.445%, 11-15-47(I)(L)	3,310	529
Federal National Mortgage Association Agency REMIC/CMO:
4.500%, 10-25-40(L)	2,749	451
4.500%, 5-25-47(L)	2,168	369
5.000%, 3-25-49(L)	2,136	337
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 562 bps),
4.673%, 6-25-45(I)(L)	4,128	659
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 625 bps):
5.173%, 4-25-45(I)(L)	2,074	443
5.153%, 4-25-46(I)(L)	4,848	875
5.153%, 8-25-46(I)(L)	4,977	860
5.303%, 6-25-48(I)(L)	11,174	2,243

		7,532

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.3%		$7,532
(Cost: $7,979)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Notes:
0.125%, 4-15-21	2,919	2,860
0.625%, 1-15-26	5,844	6,039
0.125%, 7-15-26	5,812	5,867

		14,766

Treasury Obligations - 2.4%
U.S. Treasury Bonds:
2.750%, 8-15-47	8,828	11,669
3.000%, 2-15-49	2,024	2,823

		14,492

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.8%		$29,258
(Cost: $25,332)

BULLION – 6.9%	Troy Ounces
Gold	27	41,946

(Cost: $32,745)

SHORT-TERM SECURITIES	Shares
Money Market Funds(N)- 4.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
0.390%(M)	724	724

State Street Institutional U.S. Government Money Market Fund - Premier Class,
0.310%	29,090	29,090

		29,814

TOTAL SHORT-TERM SECURITIES – 4.9%		$29,814
(Cost: $29,814)

TOTAL INVESTMENT SECURITIES – 100.4%		$606,490
(Cost: $688,026)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(2,192)

NET ASSETS – 100.0%		$604,298

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.
(A)	Listed on an exchange outside the United States.
(B)	All or a portion of securities with an aggregate value of $8,379 are on loan.
(C)	No dividends were paid during the preceding 12 months.
(D)	Restricted securities. At March 31, 2020, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	$22,339	$–	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,413	–

			$30,752	$–	*

     The total value of these securities represented 0.0% of net assets at March 31, 2020.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated.
(F)	Securities whose value was determined using significant unobservable inputs.
(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $45,526 or 7.5% of net assets.

(H)	Zero coupon bond.
(I)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(J)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(K)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(L)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(M)	Investment made with cash collateral received from securities on loan.
(N)	Rate shown is the annualized 7-day yield at March 31, 2020.
(O)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

The following written options were outstanding at March 31, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
AGNC Investment Corp.	Goldman Sachs International	Put	2,049	205	April 2020	$11.00	$96	$(226)
	Goldman Sachs International	Put	2,049	205	June 2020	11.00	280	(437)
Facebook, Inc., Class A	N/A	Put	275	27	April 2020	200.00	91	(888)
	N/A	Call	275	28	April 2020	245.00	20	(1)

							$487	$(1,552)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$24,345	$24,822	$—	*
Consumer Staples	21,563	16,976	—
Energy	2,870	5,890	—
Financials	8,567	43,623	—
Health Care	22,575	18,148	—
Industrials	32,510	27,327	—
Information Technology	72,068	37,408	—
Materials	4,906	2,683	—
Utilities	—	7,634	—

Total Common Stocks	$189,404	$184,511	$—	*
Purchased Options	1	67	—
Corporate Debt Securities	—	80,161	—
Mortgage-Backed Securities	—	8,306	—
Other Government Securities	—	4,388	—
Loans	—	31,102	—
United States Government Agency Obligations	—	7,532	—
United States Government Obligations	—	29,258	—
Bullion	41,946	—	—
Short-Term Securities	29,814	—	—

Total	$261,165	$345,325	$—	*

Liabilities
Written Options	$888	$664	$—

During the period ended March 31, 2020, securities totaling $4,938 were transferred from Level 3 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP) (“the Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as investment vehicle for the Portfolio. The Subsidiary and the Company act as investment vehicles for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of March 31, 2020 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary/Company Net Assets	Percentage of Portfolio Net Assets

Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$604,298	$42,096	6.97%

Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	604,298	27	0.00

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$688,026

Gross unrealized appreciation	64,882
Gross unrealized depreciation	(146,418)

Net unrealized depreciation	$(81,536)